DISPOSAL OF A SUBSIDIARY - Loss on disposal (Details) $ in Thousands, ¥ in Billions			12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Loss on disposal
Cash consideration received			$ 17,389
Net assets derecognized				$ (391,644)	$ (361,661)
JAPAN HAI Co., Ltd
Loss on disposal
Cash consideration received	$ 17,389	¥ 2.6
Net assets derecognized	(17,994)
Loss on disposal	$ 605